Non-controlling interest (Tables)	3 Months Ended
Mar. 31, 2023
Non-controlling interest.
Schedule of non controlling interests

	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000

Balance at January 1	227,200	223,188
Loss for the period	(2,806)	(1,398)
Other comprehensive income	5,202	34,520
Balance at March 31	229,596	256,310

Schedule of summarized financial information of subsidiary

Summarized balance sheet	Fiberco Soluções de Infraestrutura S.A.
	March 31,	December 31,
	2023	2022
	$’000	$’000
Current assets	128,890	102,445
Current liabilities	(44,602)	(38,834)
Current net assets	84,288	63,611

Non-current assets	487,801	462,122
Non-current liabilities	(132,738)	(92,453)
Non-current net assets	355,063	369,669

Net assets	439,351	433,280

Accumulated non-controlling interest at the end of the period	215,282	212,307

Summarized statement of comprehensive income for the reporting period	Fiberco Soluções de Infraestrutura S.A.
	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000
Revenue	16,442	13,376
Loss for the period	(4,257)	(1,944)
Other comprehensive income	10,329	—
Total comprehensive income	6,072	(1,944)

Loss allocated to non-controlling interest during the period	(2,086)	(952)

Summarized statement of cash flows for the reporting period	Fiberco Soluções de Infraestrutura S.A.
	Three months ended
	March 31,	March 31,
	2023	2022
	$’000	$’000
Cash flows used in operating activities	(1,325)	(5,870)
Cash flows used in investing activities	(23,266)	(14,985)
Cash flows generated from financing activities	37,394	—
Net decrease in cash and cash equivalents	12,803	(20,855)